Remuneration System for the Management Board and Employees of the Group - Summary of Fair Value of Stock Options(Details)			1 Months Ended				7 Months Ended	12 Months Ended
	Apr. 01, 2019	Apr. 01, 2018	Apr. 30, 2020 EUR (€) € / shares Rate	Oct. 31, 2019 EUR (€) € / shares Rate	Apr. 30, 2019 EUR (€) € / shares Rate	Apr. 30, 2018 EUR (€) € / shares Rate	Oct. 20, 2020	Dec. 31, 2021 EUR (€) yr
Fair Value of Stock Options [Line Items]
Performance Term of Share Based Program, Years | yr								4
April 2018 stock option plan [member]
Fair Value of Stock Options [Line Items]
Share Price on Grant Date in | € / shares						€ 81.05
Exercise Price in € | €						€ 81.04
Risk-free Interest Rate		between 0.02 and 0.15
Fair Value on | €								€ 30.43
April 2018 stock option plan [member] | Morphosys Share [Member]
Fair Value of Stock Options [Line Items]
Expected Volatility						35.95%
April 2018 stock option plan [member] | NASDAQ Biotech index [member]
Fair Value of Stock Options [Line Items]
Expected Volatility						25.10%
April 2018 stock option plan [member] | TecDAX index [member]
Fair Value of Stock Options [Line Items]
Expected Volatility						17.73%
April 2019 stock option plan [Member]
Fair Value of Stock Options [Line Items]
Share Price on Grant Date in | € / shares					€ 85.00
Exercise Price in € | €					€ 87.86
Risk-free Interest Rate	between 0.02 and 0.13
Fair Value on | €								31.81
April 2019 stock option plan [Member] | Morphosys Share [Member]
Fair Value of Stock Options [Line Items]
Expected Volatility					37.76%
April 2019 stock option plan [Member] | NASDAQ Biotech index [member]
Fair Value of Stock Options [Line Items]
Expected Volatility					18.61%
April 2019 stock option plan [Member] | TecDAX index [member]
Fair Value of Stock Options [Line Items]
Expected Volatility					26.46%
October 2019 Stock Option Plan [Member]
Fair Value of Stock Options [Line Items]
Share Price on Grant Date in | € / shares				€ 98.10
Exercise Price in € | €				€ 106.16
Risk-free Interest Rate				between 0.0 and 0.02
Fair Value on | €								35.04
October 2019 Stock Option Plan [Member] | Morphosys Share [Member]
Fair Value of Stock Options [Line Items]
Expected Volatility				38.02%
October 2019 Stock Option Plan [Member] | NASDAQ Biotech index [member]
Fair Value of Stock Options [Line Items]
Expected Volatility				18.17%
October 2019 Stock Option Plan [Member] | TecDAX index [member]
Fair Value of Stock Options [Line Items]
Expected Volatility				24.82%
2020 stock option plan [member]
Fair Value of Stock Options [Line Items]
Share Price on Grant Date in | € / shares			€ 94.90
Exercise Price in € | €			€ 93.66
Risk-free Interest Rate							between -0.55 and -0.83
Fair Value on | €								€ 38.20
2020 stock option plan [member] | Morphosys Share [Member]
Fair Value of Stock Options [Line Items]
Expected Volatility			39.86%
2020 stock option plan [member] | NASDAQ Biotech index [member]
Fair Value of Stock Options [Line Items]
Expected Volatility			25.32%
2020 stock option plan [member] | TecDAX index [member]
Fair Value of Stock Options [Line Items]
Expected Volatility			20.48%